Equity - Summary of Instrument of Parent were Issued and Outstanding (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 £ / shares shares	Dec. 31, 2024 shares
Ordinary shares | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2,745,232,339	2,745,232,339	2,060,461,997
Par value per share (in usd per share) | $ / shares	$ 0.01
Ordinary shares | Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	29,892,575	29,892,575	49,892,575
Par value per share (in usd per share) | $ / shares	$ 0.01
Ordinary shares | Class C-1 Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,499,965	20,499,965	20,499,965
Par value per share (in usd per share) | $ / shares	$ 0.10
Ordinary shares | Class C-2 Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,500,000	4,500,000	4,500,000
Par value per share (in usd per share) | $ / shares	$ 0.10
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	50,000	50,000	50,000
Par value per share (in usd per share) | £ / shares		£ 1.00
Total for all related parties | Ordinary shares | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1,885,066,989	1,885,066,989	1,675,841,017
Total for all related parties | Ordinary shares | Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	29,892,575	29,892,575	49,892,575